SEARAY FINANCIAL FUNDS


                               THE STURGEON FUND


                               SEMI-ANNUAL REPORT
                                August 31, 2000



                           The Searay Financial Funds
                            321 South Bromfield Road
                               Dayton, Ohio 45429
                                 1-800-445-8327
                       Internet: www.thesturgeonfund.com


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                               THE STURGEON FUND

October 19, 2000

Dear Fellow Sturgeon Fund Shareholder:

This market has proven to be the most challenging one I have ever witnessed. It has shown no mercy for any negative news. The new rules on financial disclosure have made it seem that a lot of companies are making preannouncements of earnings shortfalls when in reality there are no more than normal. The only difference now is in who is making those announcements! However, I feel the market will turn-up this Fall as actual earnings reports are released.

The internet is still expanding and I feel there are plenty of opportunities out there to take advantage of. Also, the use of fiber optics is in its infancy. It's like a baseball game and we are currently only in the 2nd inning.

It is my opinion that the stock market hit a bottom around October 13th. Therefore, I feel the downside is limited while the upside potential is much greater. I like those odds. Thank you for the confidence you have placed in us.

Cordially,

/s/ Richard Bradford

Richard Bradford, Sturgeon Fund Investment Adviser


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                               THE STURGEON FUND
                            SCHEDULE OF INVESTMENTS
                                August 31, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


                                                          SHARES OR
INDUSTRIES/CLASSIFICATIONS                               FACE AMOUNT       VALUE

COMMON STOCKS -

         AGRICULTURE & FOOD - 0.7%
         Embrex, Inc. #                                           900    $11,419


         COMMERCIAL BANKS - 0.1%
         Columbia Banking System, Inc. #                          100      1,400


         COMPUTER PERIPHERALS - 2.2%
         S3, Inc. #                                             3,000     35,437


         COMPUTER SOFTWARE & SERVICES - 13.4%
         3Dfx Interactive, Inc. #                              10,000     45,625
         Exodus Communications, Inc. #                          1,000     68,437
         NeoMagic Corp. #                                       6,000     21,563
         Pinnacle Systems, Inc. #                               5,000     63,125
         Quintus Corp. #                                        1,200     15,675
                                                                        --------
                                                                         214,425

         COMPUTER SYSTEMS - 10.7%
         ANADIGICS, Inc. #                                      1,000     36,000
         Read-Rite Corp. #                                     10,000     90,312
         Redback Networks, Inc. #                                 300     44,813
                                                                        --------
                                                                         171,125

         CONSULTING SERVICES - 2.5%
         Numerical Technologies, Inc. #                         1,000     39,125


         ELECTRONIC COMPONENT: SEMICONDUCTORS - 14.2%
         Atmel Corp. #                                          2,000     40,000
         ESS Technology, Inc. #                                 2,000     34,625
         GlobeSpan, Inc. #                                        500     60,219
         LSI Logic Corp. #                                      1,000     35,938
         TriQuint Semiconductor, Inc. #                         1,000     55,312
                                                                        --------
                                                                         226,094

         ELECTRONICS - 4.1%
         Altera Corp. #                                         1,000     64,813


         FIBER OPTICS - 5.0%
         Finisar Corp. #                                        1,000     46,375
         Harmonic, Inc. #                                       1,000     33,500
                                                                        --------
                                                                          79,875

         INTERNET CONTENT - 0.2%
         Panja, Inc. #                                            300      3,525


         INTERNET: SOFTWARE - 1.9%
         Digital Island, Inc. #                                 1,000     29,687


         MACHINERY - 1.1%
         Kulicke and Soffa Industries, Inc. #                   1,000     18,188


         NETWORKING PRODUCTION - 12.5%
         3COM Corp. #                                           1,500     24,937
         Concord Communications, Inc. #                         1,000     24,000
         Eltrax Systems, Inc. #                                 4,000     20,000
         Extreme Networks, Inc. #                               1,000     93,062
         Foundry Networks, Inc. #                                 400     37,225
                                                                        --------
                                                                         199,224

         OIL & NATURAL GAS - 2.4%
         Chesapeake Energy Corp. #                              5,000     38,125


         TELECOMMUNICATION EQUIPMENT - 3.8%
         Avanex Corp. #                                           400     60,588


         TELECOMMUNICATION SERVICES - 2.7%
         Verizon Communications                                 1,000     43,625


See accompanying notes to financial statements.


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                               THE STURGEON FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                August 31, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


         TELECOMMUNICATIONS - 3.7%
         NEXTLINK Communications, Inc. #                        1,000     35,062
         XETA Technologies, Inc. #                              1,400     23,538
                                                                        --------
                                                                          58,600

TOTAL COMMON STOCKS                                                    1,295,275


REPURCHASE AGREEMENT - 10.6%
         Firstar Trust Co., 4.25%, 09/01/00,
         (Collaterlized by $554,000 GNMA Midget, 6.50%, 06/15/08,
         market value - $172,533)                             169,000    169,000


MONEY MARKET REGISTERED INVESTMENT COMPANIES - 8.2%

         Flex-funds Money Market Fund                          65,387     65,387
         Firstar Bank Treasury Fund                            65,000     65,000
                                                                        --------
                                                                         130,387

TOTAL INVESTMENTS - 100.0%                                            $1,594,662

#  Represents non-income producing securities.

See accompanying notes to financial statements.



                               THE STURGEON FUND
                       STATEMENT OF ASSETS & LIABILITIES
                                August 31, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


Assets
         Investments, at value (cost $1,560,010)                $1,594,662
         Receivable for securities sold                            175,224
         Receivable from investment adviser                         67,702
         Receivable for dividends and interest                         319
         Prepaid expenses and other assets                           5,513
                                                                ----------
Total assets                                                     1,843,420

Liabilities
         Payable for securities purchased                          376,766
         Payable for dealer/underwriter commissions                    152
         Accrued 12b-1 distribution fees                               483
         Accrued shareholder service fees                              483
         Other accrued liabilities                                  21,225
                                                                ----------
Total liabilities                                                  399,109

Total net assets                                                $1,444,311

Net Assets
         Paid-in capital                                         1,328,841
         Accumulated net investment income (loss)                   (7,686)
         Accumulated net realized gain (loss)                       88,504
         Net unrealized appreciation (depreciation)                 34,652
                                                                ----------
Total net assets                                                $1,444,311

Capital Stock Outstanding                                          143,785
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share            $10.04

Maximum Sales Charge                                                  4.00%

Maximum Offering Price                                              $10.46
  (Net Asset Value/(100% - Maximum Sales Charge))

See accompanying notes to financial statements.


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                               THE STURGEON FUND
                            STATEMENT OF OPERATIONS
                     For the period March 3, 2000* through
                                August 31, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


Investment Income (Loss)
Income
       Interest                                                  $2,827
Total income                                                      2,827

Expenses
       Investment management                                      4,665
       Bookkeeping                                               22,083
       Legal and audit                                           16,222
       Administration                                            14,864
       Trustee                                                    7,757
       Printing                                                   4,431
       Custody                                                    3,565
       Insurance                                                  2,452
       Registration and blue sky                                  1,627
       Shareholder servicing                                      1,166
       12b-1 distribution                                         1,166
       Other                                                      2,882
                                                                -------
Total expenses                                                   82,880
                                                                -------
Expenses reimbursed by investment adviser                       (72,367)
                                                                -------
Net expenses                                                     10,513

Net investment income (loss)                                     (7,686)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from securities transactions            88,504
Change in net unrealized gain or loss on securities              34,652
                                                                -------
Net realized and unrealized gain (loss)                         123,156

Net Increase (Decrease) in Net Assets Resulting
   from Operations                                             $115,470

*  Commencement of operations.



                               THE STURGEON FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                     For the period March 3, 2000* through
                                August 31, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------


Increase (Decrease) in Net Assets
Operations
           Net investment income (loss)                            ($7,686)
           Net realized gain (loss) from securities transactions    88,504
           Change in net unrealized gain or loss on securities      34,652
                                                                ----------
Net increase (decrease) in net assets resulting from operations    115,470

Capital transactions**
           Issued                                                1,328,841
           Reinvested                                                    0
           Redeemed                                                      0
Net increase (decrease) in net assets                           ----------
   resulting from capital transactions                           1,328,841

Total increase (decrease) in net assets                          1,444,311

Net assets - beginning of period                                         0

Net assets - end of period                                      $1,444,311

*Share information
           Issued                                                  143,785
           Reinvested                                                    0
           Redeemed                                                      0
                                                                ----------
Change in shares                                                   143,785

*  Commencement of operations.

See accompanying notes to financial statements.


                                       4

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                               THE STURGEON FUND
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)
                 Period from March 3, 2000* to August 31, 2000
--------------------------------------------------------------------------------


Net Asset Value, beginning of period                    $10.00

Income from investment operations
         Net investment income (loss)                    (0.05)
         Net realized and unrealized gain (loss)          0.09
Total from investment operations                          0.04

Net Asset Value, end of period                          $10.04

Total return (excludes sales charge)                      0.40% (2)

Ratios/Supplemental Data
         Net assets, end of period ($000)               $1,444
         Ratio of expenses to average net assets          2.25% (1)
         Ratio of net investment income (loss)           (1.64%)(1)
           to average net assets
           Ratio of expenses to average net assets       17.72% (1)
           before reimbursement of fees
           Ratio of net investment income (loss)        (17.11%)(1)
           to average net assets before reimbursement
             of fees
           Portfolio turnover rate                      731.58% (2)

(1) Annualized.
(2) Not annualized.
*  Commencement of operations.

See accompanying notes to financial statements.


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                             SEARAY FINANCIAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 August 31, 2000
                                   (Unaudited)
--------------------------------------------------------------------------------

ORGANIZATION

     The Searay Financial Funds (the "Trust") were organized as a Massachusetts business trust on December 20, 1999. The Sturgeon Fund (the "Fund") is a series of the Trust. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

     The Trust is authorized to issue an unlimited number of shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies. The Trust has an agreement with Sturgeon Financial Group Ltd. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to serve as investment adviser to the Fund.

     The Fund's investment objective is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities that the Adviser considers to be undervalued. The Fund's shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's prospectus.

 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

     Security Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its highest bid price on such exchanges, or at the highest bid price in the over-the-counter market except when, in the Adviser's opinion, the highest bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the Adviser determines the highest bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security.

     Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

     Dividends and Distributions - The Fund intends to distribute substantially all net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute net long-term capital gains and net short-term


                                       6

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                             SEARAY FINANCIAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                 August 31, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------

capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

     Security Transactions and Related Income - The Fund records security transactions on trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

SECURITIES TRANSACTIONS

     For the six months ended August 31, 2000, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $7,736,510 and $6,630,761, respectively. The cost of investments for Federal income tax purposes and for financial reporting purposes is substantially the same.

INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     Under the Trust's agreement with the Adviser to serve as investment adviser to the Funds, a monthly fee is paid to the Adviser at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit the Fund's total annual operating expenses to 2.25%. The Adviser may terminate this agreement after June 30, 2001. For the six months ended August 31, 2000, the Adviser earned advisory fees of $4,665.

     The Trust has agreements with Mutual Funds Service Co. (the "Administrator") to provide transfer agent, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of records, preparation of reports, supervision of the Fund's arrangement with the custodian and assistance in the preparation of the Fund's registration statement under federal and state laws.

     The Trust has an agreement with Creative Capital Management Corp. (the "Distributor"), with whom certain officers and trustees of the Trust are affiliated, to act as the principal underwriter of the Fund's shares. The Distributor also receives brokerage commissions from the Fund for executing portfolio purchase and sale transactions. For the six months ended August 31, 2000, the Distributor earned underwriter fees and brokerage commissions in the amount of $5,877 and $1,496, respectively. In addition, Creative Capital Management Corp. received brokerage commissions for the execution of portfolio purchase and sale transactions in the amount of $29,775.

     Pursuant to Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan") with the Distributor. Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets, to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets, to reimburse securities dealers for personal services or maintenance of shareholder accounts.


                                       7

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                           The Searay Financial Funds
                            321 South Bromfield Road
                               Dayton, Ohio 45429
                                 1-800-445-8327
                       Internet: www.thesturgeonfund.com